Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000015147 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015147 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000015149 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015149 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000126484 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126484 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000015151 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015151 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000056118 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000056118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000056118 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000056118 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000056118 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000056118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000056118 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.00%
C000056118 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000056118 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000056118 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000056118 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.30%
C000056118 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000056118 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000056118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000056118 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000070757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000070757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000070757 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000070757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000070757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000070757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000070757 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.00%
C000070757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000070757 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070757 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.30%
C000070757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070757 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000070757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000070757 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000171406 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171406 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171406 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000171406 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000171406 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000171406 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171406 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171406 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171406 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000171406 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000171406 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.30%
C000171406 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171406 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171406 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000171406 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000056119 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000056119 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000056119 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000056119 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000056119 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000056119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000056119 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.00%
C000056119 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000056119 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.40%
C000056119 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	2.70%
C000056119 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.30%
C000056119 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000056119 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000056119 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.30%
C000056119 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000104365 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104365 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104365 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104365 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104365 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104365 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104365 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104365 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000104365 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104365 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104365 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104365 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000104365 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104365 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000104365 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000104365 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104365 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104365 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104365 [Member] | Dollar Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000104365 [Member] | Dollar Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000104365 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000104366 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104366 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104366 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104366 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104366 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104366 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104366 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104366 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104366 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000104366 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104366 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104366 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104366 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000104366 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104366 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000104366 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000104366 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104366 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104366 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104366 [Member] | Dollar Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000104366 [Member] | Dollar Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000104366 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171407 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000171407 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171407 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000171407 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171407 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171407 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000171407 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171407 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171407 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000171407 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000171407 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000171407 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171407 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000171407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000171407 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171407 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000171407 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171407 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171407 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000171407 [Member] | Dollar Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000171407 [Member] | Dollar Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000171407 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000104368 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104368 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000104368 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000104368 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104368 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104368 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000104368 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.10%
C000104368 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000104368 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000104368 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.60%
C000104368 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000104368 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104368 [Member] | Real Estate Investment Trust Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000104368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
C000104368 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000104368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000104368 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000104368 [Member] | Convertible Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000104368 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000104368 [Member] | Dollar Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000104368 [Member] | Dollar Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000104368 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%